Financial Liabilities	3 Months Ended
Mar. 31, 2015
Debt Disclosure [Abstract]
Financial Liabilities

8. Financial Liabilities

Financial liabilities consist of (in thousands):

	March 31,	December 31,
	2015	2014

Secured term loan	$10,000	$10,000
Bank revolving loan facility	4,300	4,300
Less: Unamortized discount	(323)	(362)
Long-term financial liabilities	$13,977	$13,938

Bank Term Loan and Revolving Loan Facility

On March 31, 2014, the Company entered into a credit agreement (the “Credit Agreement”) with Opus. The Credit Agreement provides for a term loan in aggregate principal amount of $10.0 million (“Term Loan”) which was drawn down on March 31, 2014, and an additional $10.0 million revolving loan facility (“Revolving Loan Facility”), of which $4.0 million was drawn down on March 31, 2014 and an additional $2.0 million was drawn down during the three months ended June 30, 2014. On August 8, 2014, the Company repaid $1.7 million on the Revolving Loan Facility. In connection with the closing of the Credit Agreement, the Company repaid all outstanding amounts under its Loan and Security Agreement, dated as of October 30, 2012, as amended from time to time (the “Secured Debt Facility”) with Hercules. During the three months ended March 31, 2014, the Company recorded $1.6 million in additional interest expense in its condensed consolidated statement of operations related to the repayment of the Secured Debt Facility. The total amount of $1.6 million in interest expense included $0.9 million related to a write-off of deferred costs, $0.6 million related to a write-off of discounts on the secured note and $0.1 million related to prepayment fees as stipulated in the Loan Agreement and the forfeiture of a facility charge paid at the inception of the Loan. The proceeds of the Term Loan and the initial proceeds under the Revolving Loan Facility, after payment of fees and expenses and all outstanding amounts under the Secured Debt Facility, were approximately $7.8 million. The obligations of the Company under the Credit Agreement are secured by substantially all assets of the Company. Certain of the Company’s material domestic subsidiaries have guaranteed the credit facilities and have granted Opus security interests in substantially all of their respective assets. The Company may voluntarily prepay the Term Loan and outstanding amounts under the Revolving Loan Facility, without prepayment charges, and is required to make prepayments of the Term Loan in certain circumstances using the proceeds of asset sales or insurance or condemnation events. On November 10, 2014, the Company entered into an amendment to its Credit Agreement which changed a number of the original terms of the Credit Agreement including interest charged, the monthly installment payment schedule, the maximum amount available under the revolving loan facility and the maturity date as well as certain other terms and conditions. Details of the amendment to the Credit Agreement are discussed below.

In connection with the Company’s entry into the Credit Agreement, the Company paid $170,000 in customary lender fees and expenses, including facility fees. As discussed in Note 4, Stockholders’ Equity of Identiv, the Company issued the Opus Warrant  to purchase up to 100,000 shares of the Company’s common stock at a per share exercise price of $9.90. The Opus Warrant is immediately exercisable for cash or by net exercise and will expire on March 31, 2019. The shares issuable upon exercise of the Opus Warrant are to be registered at the request of Opus pursuant to the Registration Rights Agreement, entered into on March 31, 2014 by the Company and Opus. The Registration Rights Agreement provides for standard S-3 and piggyback registration rights. The Company calculated the fair value of the Opus Warrant using the Black-Scholes option pricing model using the following assumptions: estimated volatility of 92.09%, risk-free interest rate of 1.73%, no dividend yield, and an expected life of five years. The fair value of the Opus Warrant was determined to be $0.8 million. The Opus Warrant is classified as equity in accordance with ASC 505 as the settlement of the warrants will be in shares and is within the control of the Company. The Company allocated both the cash and warrant (equity) consideration to Opus between Term Loan and Revolving Loan Facility using the relative value of these loans. The Company recognized $0.9 million in issuance costs, both cash and equity, related to the Term Loan and Revolving Loan Facility. The cost consideration of $0.5 million allocated for the Term Loan is recorded as a discount on the Term Loan and is reported in the balance sheet as an adjustment to the carrying amount of the Term Loan. The remaining $0.4 million in issuance costs has been allocated to the Revolving Loan Facility as a deferred charge, pursuant to ASC Topic 835-30, Imputation of Interest (“ASC 835-30”). The issuance costs and discounts on the Term Loan are amortized as interest expense in accordance with ASC 835-30 over the term of the Credit Agreement.

On November 10, 2014, the Company entered into an amendment to its Credit Agreement dated March 31, 2014, with Opus (the “Amended Credit Agreement”). Under the Amended Credit Agreement, the revolving loan facility was increased from $10.0 million to $30.0 million and the revolving loan maturity date was extended to November 10, 2017. In addition, the Company will no longer be required to make scheduled monthly installment payments of principal under the Term Loan. Rather, the entire principal balance of the Term Loan will be due on March 31, 2017. Under the terms of the Amended Credit Agreement, both the principal amount of the Term Loan and the principal amount outstanding under the Revolving Loan Facility bear interest at a floating rate equal to: (a) if the Company holds more than $30.0 million in cash with Opus, the greater of (i) the prime rate plus 1.50% and (ii) 4.75%; (b) if the Company holds $30.0 million or less but more than $20.0 million in cash with Opus, the greater of (i) the prime rate plus 2.25% and (ii) 5.50%; or (c) if the Company holds $20.0 million or less in cash with Opus, the greater of (i) the prime rate plus 2.75% and (ii) 6.00%. Interest on both facilities continues to be payable monthly. Additionally, the Amended Credit Agreement (i) modifies certain loan covenants applicable to the Company’s stock repurchase plan (see above), (ii) removes from the loan collateral shares of the Company’s capital stock repurchased by the Company and (iii) extends the current tangible net worth covenant by one year. The Company paid .333% of the revolving loan facility as a lender fee in the aggregate amount of $100,000 upon the closing of the Amended Credit Agreement. In addition, the Company paid $75,000 in third party fees related to the debt modification. Under the relevant debt restructuring accounting guidance found in ASC 470, the amendment to the Credit Agreement on November 10, 2014 has been treated as a debt modification. The Opus and third party fees have been allocated to the Revolving Loan Facility as a deferred charge and to the discount on the Term Loan pursuant to ASC Topic 470-50-40 and are being amortized as interest expense over the remaining term of the Amended Credit Agreement. The Company may voluntarily prepay the Term Loan and outstanding amounts under the Revolving Loan Facility, without prepayment charges, and is required to make prepayments of the Term Loan in certain circumstances using the proceeds of asset sales or insurance or condemnation events.

The Amended Credit Agreement contains customary representations and warranties and customary affirmative and negative covenants, including, limits or restrictions on the Company’s ability to incur liens, incur indebtedness, make certain restricted payments, merge or consolidate and dispose of assets. The Amended Credit Agreement also provides for customary financial covenants, including a minimum tangible net worth covenant, a maximum senior leverage ratio and a minimum asset coverage ratio. As of March 31, 2015, the Company was in compliance with all financial covenants. In addition, it contains customary events of default that entitle Opus to cause any or all of the Company’s indebtedness under the Amended Credit Agreement to become immediately due and payable. Events of default (some of which are subject to applicable grace or cure periods), include, among other things, non-payment defaults, covenant defaults, cross-defaults to other material indebtedness, bankruptcy and insolvency defaults and material judgment defaults. Upon the occurrence and during the continuance of an event of default, Opus may terminate its lending commitments and/or declare all or any part of the unpaid principal of all loans, all interest accrued and unpaid thereon and all other amounts payable under the Amended Credit Agreement to be immediately due and payable. The Company has considered the components of the material adverse change clause of the Amended Credit Agreement and determined the likelihood of default under the existing terms is remote. Accordingly, all amounts outstanding under the Amended Credit Agreement are classified as long-term in the accompanying condensed consolidated balance sheet.

The following table summarizes the timing of repayment obligations for the Company’s financial liabilities for the next five years under the current terms of the Credit Agreement as of March 31, 2015 (in thousands):

	2015	2016	2017	2018	Total
Bank term loan and revolving loan facility	$—	$—	$14,300	$—	$14,300